Additional Information - Financial Statement Schedule- II (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for accounts receivable [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 3,978,604	$ 3,702,514	$ 5,398,166
Charged to/ (Reversed from) Costs and Expenses	45,059	276,090	(18,096)
Write-off	0	0	(1,677,556)
Balance at End of Year	4,023,663	3,978,604	3,702,514
Allowance for prepaid advertising expenses [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	897,397	1,036,904	1,107,706
Charged to/ (Reversed from) Costs and Expenses	(578,979)	(139,507)	0
Write-off	0	0	(70,802)
Balance at End of Year	318,418	897,397	1,036,904
Allowance for prepaid expenses and current assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	310,117	436,348	605,445
Charged to/ (Reversed from) Costs and Expenses	327,213	(126,231)	(169,097)
Write-off	0	0	0
Balance at End of Year	637,330	310,117	436,348
Allowance for deferred tax assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	22,932,999	33,012,389	35,657,594
Charged to/ (Reversed from) Costs and Expenses	(14,769,183)	(10,079,390)	(2,645,205)
Write-off	0	0	0
Balance at End of Year	$ 8,163,816	$ 22,932,999	$ 33,012,389